Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, net

4. Inventories, net

Inventories, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Raw materials	2,670,367	1,024,542
Work in process	6,859,086	714,143
Finished goods	4,163,921	2,579,785
Inventories, net	13,693,374	4,318,470

During the six months ended June 30, 2025 and 2026, the Company recorded inventory write-down of RMB5,726,162 and RMB10,141,277 as cost of revenues, respectively.